Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 122,448	¥ 40,095	¥ 29,506
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 667.23	¥ 218.47	¥ 157.27
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 667.23	¥ 218.47	¥ 157.23
Basic average number of shares outstanding	183,517	183,525	187,618
Dilutive effect of stock options			43
Diluted average number of shares outstanding	183,517	183,525	187,661